Annual Fund Operating Expenses	Oct. 28, 2026
Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.41%	[2]
Fee Waiver or Reimbursement	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen High Dividend Equity Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.16%	[2]
Fee Waiver or Reimbursement	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen High Dividend Equity Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.16%	[2]
Fee Waiver or Reimbursement	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[4]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.43%	[5]
Fee Waiver or Reimbursement	(0.18%)	[6]
Net Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen International High Dividend Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%	[4]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.18%	[5]
Fee Waiver or Reimbursement	(0.18%)	[6]
Net Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen International High Dividend Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[4]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.18%	[5]
Fee Waiver or Reimbursement	(0.18%)	[6]
Net Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.78%	[7]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	5.03%	[8]
Fee Waiver or Reimbursement	(3.78%)	[9]
Net Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Small Cap Value Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.78%	[7]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	5.78%	[8]
Fee Waiver or Reimbursement	(3.78%)	[9]
Net Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Small Cap Value Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.78%	[7]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	4.78%	[8]
Fee Waiver or Reimbursement	(3.78%)	[9]
Net Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Value Fund - Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.29%	[10]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.54%	[11]
Fee Waiver or Reimbursement	(1.54%)	[12]
Net Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Value Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.29%	[10]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	3.29%	[11]
Fee Waiver or Reimbursement	(1.54%)	[12]
Net Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Value Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.29%	[10]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.29%	[11]
Fee Waiver or Reimbursement	(1.54%)	[12]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[13]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.38%	[14]
Fee Waiver or Reimbursement	(0.13%)	[15]
Net Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Emerging Markets High Dividend Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%	[13]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.13%	[14]
Fee Waiver or Reimbursement	(0.13%)	[15]
Net Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Emerging Markets High Dividend Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[13]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.13%	[14]
Fee Waiver or Reimbursement	(0.13%)	[15]
Net Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%	[16]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.55%	[17]
Fee Waiver or Reimbursement	(0.55%)	[18]
Net Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Enhanced Equity Income Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.30%	[16]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.30%	[17]
Fee Waiver or Reimbursement	(0.55%)	[18]
Net Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[16]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.30%	[17]
Fee Waiver or Reimbursement	(0.55%)	[18]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cullen Emerging Markets High Dividend Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[13]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.12%	[14]
Fee Waiver or Reimbursement	(0.22%)	[15]
Net Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027

[1]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[2]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[3]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares, and 0.75% for Class I shares, through October 31, 2027 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the High Dividend Fund or the Adviser prior to the Termination Date.
[4]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the International High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[5]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[6]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares, through October 31, 2027 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the International High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the International High Dividend Fund or the Adviser prior to the Termination Date.
[7]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Small Cap Value Fund’s statement of operations for its most recently completed fiscal year.
[8]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
[9]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares, through October 31, 2027 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Small Cap Value Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Small Cap Value Fund or the Adviser prior to the Termination Date.
[10]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Value Fund’s statement of operations for its most recently completed fiscal year.
[11]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.
[12]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2027 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Value Fund or the Adviser prior to the Termination Date.
[13]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Emerging Markets High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[14]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[15]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares and 0.90% for Class R6 shares through October 31, 2027 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Emerging Markets High Dividend Fund or the Adviser prior to the Termination Date.
[16]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Enhanced Equity Income Fund’s statement of operations for its most recently completed fiscal year.
[17]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Enhanced Equity Income Fund and does not include Acquired Fund Fees and Expenses.
[18]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees & Expenses, interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Enhanced Equity Income Fund, through October 31, 2027 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Enhanced Equity Income Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Fund Operating Expenses may not be terminated by either the Enhanced Equity Income Fund or the Adviser prior to the Termination Date.